Debt (Schedule Long-Term Indebtedness) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Unamortized discount - net	$ (9,700)	$ (6,768)
Debt Issuance Costs, Net		(23,612)
Debt, Long-Term and Short-Term, Combined Amount	3,593,698	2,558,420
Long-term debt	4,038,698	3,003,420	$ 3,000,450
Current portion of long-term debt	445,000	445,000	0
Long-term debt		2,558,420	3,000,450
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Unamortized discount - net	(1,423)	(319)	(425)
Debt Issuance Costs, Net	(9,044)	(4,554)	(5,912)
Debt, Long-Term and Short-Term, Combined Amount	1,269,533	875,127	873,663
Long-term debt		470,653	873,663
Current portion of long-term debt		405,000	0
Long-term debt		470,127	873,663
Indianapolis Power And Light Company
Debt Instrument [Line Items]
First mortgage bonds	2,769,165	2,128,293	2,126,787
Unamortized discount - net	(8,266)	(6,449)	(6,651)
Debt Issuance Costs, Net	(26,369)	(19,058)	(20,400)
Long-term debt	2,769,165	2,128,293	2,126,787
Current portion of long-term debt	40,000	40,000	0
Long-term debt	$ 2,729,165	2,088,293	2,126,787
Secured Debt [Member] | Indianapolis Power And Light Company
Debt Instrument [Line Items]
Unamortized discount - net		(6,449)
Debt Issuance Costs, Net		$ (19,058)	$ (20,362)